Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ADIT EDTECH ACQUISITION CORP [Member]
Initial Public Offering
NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one-half of
one warrant to purchase one share of common stock (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.
On January 14, 2021, an aggregate of $10.00 per Unit sold in the IPO was held in the Trust Account and will be held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the 1940 Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule
2a-7
of the 1940 Act. The Company in January 2023 instructed Continental Stock Transfer & Trust Company, the trustee with respect to the Trust Account, to liquidate the U.S. government treasury obligations or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in cash until the earlier of consummation of the Company’s initial business combination or liquidation.
On January 19, 2021, the underwriters exercised the over-allotment option in full to purchase 3,600,000 Units. Following the closing of the IPO on January 14, 2021 and the underwriters’ full exercise of the over-allotment option on January 19, 2021, $276,000,000 was held in the Trust Account.
In connection with the stockholders’ vote at the special meeting of stockholders on December 23, 2022, 25,132,578 shares were tendered for redemption.
Accordingly, at September 30, 2023, 2,000,026 shares of Common Stock subject to possible redemption is presented at redemption value of $10.93 per share, as temporary equity, outside of the stockholders’ deficit section of the Company’s condensed consolidated balance sheets.
As of September 30, 2023 and December 31, 2022, common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled in the following table:

Common stock subject to possible redemption, December 31, 2022	25,273,823
Add:
Remeasurement of carrying value to redemption value	579,858
Common stock subject to possible redemption, March 31, 2023	25,853,681
Add:
Remeasurement of carrying value to redemption value	609,241
Common stock subject to possible redemption, June 30, 2023	$26,462,922
Less:
Redemptions	(4,945,692)
Add:
Remeasurement of carrying value to redemption value	334,134
Common stock subject to possible redemption, September 30, 2023	$21,851,364

NOTE 3. Initial Public Offering
Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one-half
of one warrant to purchase one share of common stock (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.
On January 14, 2021, an aggregate of $10.00 per Unit sold in the IPO was held in the Trust Account and will be held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of
Rule 2a-7 of
the Investment Company Act. The Company in January 2023 instructed Continental Stock Transfer & Trust Company, the trustee with respect to the Trust Account, to liquidate the U.S. government treasury obligations or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in cash until the earlier of consummation of the Company’s initial business combination or liquidation.
On January 19, 2021, the underwriters exercised the over-allotment option in full to purchase 3,600,000 Units. Following the closing of the IPO on January 14, 2021 and the underwriters’ full exercise of the over-allotment option on January 19, 2021, $276,000,000 was held in the Trust Account.
In connection with the stockholders’ vote at the special meeting of stockholders on December 23, 2022, 25,132,578 shares were tendered for redemption.
Accordingly, at December 31, 2022, 2,467,422 shares of common stock subject to possible redemption is presented at redemption value of $10.24 per share, as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.

As of December 31, 2022 and 2021, common stock subject to possible redemption reflected on the consolidated balance sheets is reconciled in the following table:

January 1, 2021	$—
Gross proceeds from public issuance	276,000,000
Less:
Proceeds allocated to public warrants	(16,771,351)
Common stock issuance costs	(14,849,933)
Plus:
Remeasurement of carrying value to redemption value	31,621,284

Common stock subject to possible redemption, December 31, 2021	276,000,000

Remeasurement of carrying value to redemption value	2,986,368
Redemptions	(253,712,545)

Common stock subject to possible redemption, December 31, 2022	$25,273,823